Document and Entity Information	May 06, 2024
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 06, 2024
Entity Registrant Name	US BANCORP \DE\
Entity Incorporation State Country Code	DE
Entity File Number	1-6880
Entity Tax Identification Number	41-0255900
Entity Address Address Line 1	800 Nicollet Mall
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55402
City Area Code	651
Local Phone Number	466-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Form 8-K (“Amendment No. 1”) amends and supplements the Form 8-K filed by U.S. Bancorp on May 6, 2024 (the “Initial Form 8-K”) solely to correct a typographical error on slide 22 in the Barclays Americas Select Franchise Conference 2024 Slides attached as Exhibit 99.1 to the Initial Form 8-K. A copy of the correct presentation slides is furnished herewith as Exhibit 99.1 to this Amendment No. 1. Other than as set forth in this Amendment No. 1, no changes have been made to the Initial Form 8-K.
Entity Central Index Key	0000036104
Common Stock, $.01 par value per share [Member]
Entity Listings [Line Items]
Security 12b Title	Common Stock, $.01 par value per share
Trading Symbol	USB
Security Exchange Name	NYSE
Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrA
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrH
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrP
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrQ
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrR
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00) [Member]
Entity Listings [Line Items]
Security 12b Title	Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrS
Security Exchange Name	NYSE
0.850% Medium-Term Notes, Series X (Senior), due June 7, 2024 [Member]
Entity Listings [Line Items]
Security 12b Title	0.850% Medium-Term Notes, Series X (Senior), due June 7, 2024
Trading Symbol	USB/24B
Security Exchange Name	NYSE